Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Entity Registrant Name	Trinity Biotech plc
Entity Central Index Key	0000888721
Document Type	20-F/A
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE Trinity Biotech plc (the “Company”) is filing this Amendment No. 1 (the “Amendment”) to the Annual Report on Form 20-F, filed on May 2, 2022 (the “Original Form 20-F”), solely to correct Exhibit 1.1 to the Original Form 20-F to replace the Memorandum and Articles of Association of the Company with the current version, as amended on September 27, 2012. Except as described above, no changes have been made to the Original Form 20-F. Furthermore, this Amendment does not change any previously reported financial results, nor does it reflect events occurring after the filing of the Original Form 20-F. Accordingly, this Amendment should be read in conjunction with the Original Form 20-F and the Company’s filings with the SEC subsequent to the filing of the Original Form 20-F. Pursuant to Rule 12b-15 under the Securities Exchange Act of 1934 (the “Exchange Act”), this Amendment also includes as exhibits the certifications of the Principal Executive Officer and Principal Financial Officer of the Company pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Because no financial statements have been included in this Amendment and this Amendment does not contain or amend any disclosure with respect to Item 15 of Form 20-F, paragraphs 3, 4, and 5 have been omitted from such certifications. The Company is not including certifications pursuant to Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) because no financial statements are filed with this Amendment.
Entity Voluntary Filers	No
Entity Emerging Growth Company	false
Document Fiscal Period Focus	FY
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	83,606,810
Document Fiscal Year Focus	2021
Entity Incorporation, State or Country Code	L2
Document Annual Report	true
Document Registration Statement	false
Document Shell Company Report	false
Document Transition Report	false
Entity Interactive Data Current	Yes
Title of 12(b) Security	Ordinary Shares
Trading Symbol	TRIB
Entity Address, Address Line One	IDA Business Park
Entity Address, City or Town	Bray, Co. Wicklow
Entity Address, Country	IE
Document Accounting Standard	International Financial Reporting Standards
Entity File Number	0-22320
Security Exchange Name	NASDAQ
ICFR Auditor Attestation Flag	false
Auditor Name	Grant Thornton
Auditor Location	Dublin, Ireland
Auditor Firm ID	1402
Business Contact [Member]
Entity Addresses [Line Items]
City Area Code	353
Contact Personnel Name	John Gillard
Entity Address, Address Line One	IDA Business Park
Entity Address, City or Town	Bray, Co. Wicklow
Entity Address, Country	IE
Local Phone Number	1276 9800
Contact Personnel Fax Number	1276 9888